(8) Stock Option and Stock Incentive Plans: Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options, Outstanding	5,725,031	5,367,053	5,218,909
Options, Outstanding, Weighted Average Exercise Price	$ 1.02	$ 1.03	$ 1.01
Options, Grants in Period	620,500	671,500
Options, Granted, Weighted Average Exercise Price	$ 1.11	$ 0.89
Options, Exercised		(46,465)
Options, Exercised, Weighted Average Exercise Price		$ 0.53
Options, Expirations in Period	(262,522)	(476,891)
Options, Expired, Weighted Average Exercise Price	$ 1.40	$ 0.68
Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 7 months 24 days	6 years 2 months 23 days
Options, Outstanding, Intrinsic Value	$ 623,117	$ 208,835
Options, Exercisable	4,449,031
Options, Exercisable, Weighted Average Exercise Price	$ 1.02
Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 9 months 11 days
Options, Exercisable, Intrinsic Value	$ 540,708